INCOME TAXES - Reconciliation Income Tax Rate to Income Before Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate, Percentage	35.00%		35.00%	35.00%	35.00%
State tax expense, net, Percentage			2.00%	6.00%	6.00%
FICA tip and work opportunity credits, Percentage			(10.00%)	(12.00%)	(17.00%)
Nondeductible (nontaxable) insurance, Percentage			(1.00%)	3.00%	(3.00%)
Other items, net, Percentage			2.00%	1.00%	(22.00%)
Total income tax expense (benefit) from continuing operations, Percentage	32.20%	32.90%	28.00%	33.00%	(1.00%)
Income tax expense at federal statutory rate			$ 7,058	$ 5,005	$ 3,034
State tax expense, net			443	831	522
FICA tip and work opportunity credits			(2,200)	(1,743)	(1,474)
Nondeductible (nontaxable) insurance			(160)	450	(237)
Other items, net			451	110	(1,933)
Total income tax expense (benefit) from continuing operations	$ 3,791	$ 4,172	$ 5,592	$ 4,653	$ (88)